Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes Payable [Abstract]
Notes Payable

7. Notes Payable

Notes payable consisted of the following:

	June 30, 2023	December 31, 2022
Convertible secured debentures	$36,530,320	$36,530,320
Total	36,530,320	36,530,320
Less: debt discount, net	(18,729,826)	(20,608,202)
Less: current portion	-	-
Total notes payable – long-term	$17,800,494	$15,922,118

Upon closing of the Business Combination, we issued to the SPA Parties the Debentures, which featured a 2% original issue discount, in an aggregate principal amount of $36,530,320, together with 2,922,425 Original SPA Warrants, for gross proceeds of $35,800,000. The fair value of the Original SPA Warrants was estimated to be $20,949,110 using a Monte Carlo valuation model incorporating future projections of the various potential outcomes and any exercise price adjustments based on future financing events. This amount was recorded as a warrant liability and, together with the original issue discount, was recognized as a debt discount upon issuance totaling $21,679,716.

The Debentures may be converted at each holder’s option at 120% of the principal amount at a conversion price of $15.00 or 2,922,425 shares of Common Stock, subject to certain adjustments including full ratchet anti-dilution price protections. Interest accrues on the outstanding principal amount of the Debentures at 5% per annum, payable quarterly. The Debentures are secured by first priority interests, and liens on, all our assets, and mature on the fourth anniversary of the date of issuance, September 9, 2026.

The Original SPA Warrants, upon issuance, were initially exercisable, at the holder’s option, at $20.00 per share over their 10-year term and featured the same anti-dilution provisions as those included in the Debentures. See Note 12 for more information regarding the SPA Warrants.

The debt discount is being accreted to interest expense over the four-year term of the Debentures. We recorded $970,511 and $1,878,376 of debt discount accretion for the three and six months ended June 30, 2023, and is included as part of interest expense in the condensed consolidated statements of operations. The Debentures effective interest rate is approximately 25.2%.

5. Notes Payable

Notes payable consisted of the following:

	December 31, 2022	December 31, 2021
Convertible secured debentures	$36,530,320	$—
RCB Equities #1, LLC term loan credit agreement	—	14,708,333
Contingently convertible promissory notes:
Schlumberger Technology Corp.	—	1,500,000
Transocean Inc.	—	1,500,000
Goradia Capital LLC	—	5,000,000
Material Impact Fund II, LP	—	5,000,000
In-Q-Tel, Inc.	—	250,000
Total	36,530,320	27,958,333
Less: debt discount, net	(20,608,202)	—
Less: current portion	—	(13,250,000)
Total notes payable – long-term	$15,922,118	$14,708,333

Convertible Note Obligations — As of December 31, 2021, Nauticus Robotics Holdings, Inc. was obligated under five contingently convertible note obligations bearing interest at interest rates ranging from 4.25% to 10% per annum. Each of these contingently convertible note obligations were converted into shares of Nauticus Robotics Holdings, Inc. Common Stock in accordance with the terms of each such note upon closing of the Business Combination. Each share of Nauticus Robotics Holdings, Inc. Common Stock received was converted into (i) an aggregate of 5,299,546 shares of Common Stock and (ii) a pro-rata number of the total Earnout Shares in the Business Combination

Upon closing of the Business Combination, we issued Debentures having an aggregate gross principal amount of $36,530,320 together with 2,922,425 SPA Warrants for proceeds of $35,800,000 inclusive of a 2% original issue discount. The fair value of the SPA Warrants was estimated to be $20,949,110 using a Monte Carlo valuation model incorporating future projections of the various potential outcomes and any exercise price adjustments based on future financing events. This amount was recorded as a warrant liability and, together with the original issue discount, was recognized as a debt discount upon issuance totaling $21,679,716.

The Debentures may be converted at the holders’ option at 120% of the principal amount at a conversion price of $15.00 or 2,922,425 shares of Common Stock. The conversion price may be adjusted downward for certain events including the issuance by the Company of dilutive instruments below the current conversion price. Interest accrues on the outstanding principal amount of the Debentures at 5% per annum, payable quarterly. The Debentures are secured by first priority interests, and liens on, all our assets, and mature on the fourth anniversary of the date of issuance, September 9, 2026.

The SPA Warrants contain similar anti-dilution provisions and are exercisable initially at $20 per share over their ten-year term at the holders’ option (further terms of the SPA Warrants are discussed in Note 10).

The debt discount is being accreted to interest expense over the four-year term of the Debentures. We recorded $1,071,228 of debt discount accretion for the period from September 9, 2022 through December 31, 2022, and is included as part of interest expense in the Consolidated Statement of Operations. The Debentures effective interest rate is approximately 25.2%.

RCB Equities #1, LLC Term Loan Credit Agreement — On December 16, 2021, we entered into a Term Loan Credit Agreement with RCB Equities #1, LLC (“RCB”) in the amount of $15,000,000 to provide funds for the Company’s working capital and general corporate purposes. The note bore interest at 13% per annum and was payable in 18 monthly installments of interest only through its maturity date of June 16, 2023. A 2% commitment fee totaling $300,000 was paid upon loan inception and reported as a debt discount. There was also a 5% exit fee, accrued over the note term, totaling $750,000.

On August 18, 2022, we signed an amendment to the note with RCB providing for an additional borrowing of $2,000,000, with no interest and a maturity date of 60 days from the funding date. We paid a $33,000 origination fee with an additional $100,000 fee due upon repayment.

The RCB note, as amended, was repaid in full including all accrued and unpaid interest and fees on September 12, 2022.